INVESTMENTS (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 19, 2019 CAD ($)	Dec. 19, 2019 USD ($)	Jul. 31, 2019 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($)	Apr. 25, 2019 CAD ($) $ / shares shares	Feb. 20, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Disclosure Of Investments [Line Items]
Payments for investments | $							$ 4,580
Boreal Metals Corp. [Member]
Disclosure Of Investments [Line Items]
Acquired through a private placement, units | shares						1,995,672
Acquired through a private placement, amount | $						$ 190
Acquired through a private placement, per unit						$ 0.095
Risk free interest rate, warrants							1.69%
Expected dividend as percentage, warrants							0.00%
Expected volatility, warrants							112.00%
Forfeiture rate, warrants							0.00%
Expected life, warrants							1 year 1 month 6 days
Acquired additional common shares | shares							2,226,000
Open market price							$ 0.05
Payment for additional custom shares | $							$ 107
Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Net smelter return royalty					1.00%
Acquired through a private placement, units | shares					7,142,857
Acquired through a private placement, amount | $					$ 1,000
Acquired through a private placement, per unit					$ 0.14
Risk free interest rate, warrants							1.70%
Expected dividend as percentage, warrants							0.00%
Expected volatility, warrants							127.00%
Forfeiture rate, warrants							0.00%
Expected life, warrants							1 year 7 months 21 days
Corvus Gold Inc [Member]
Disclosure Of Investments [Line Items]
Purchase of royalty interest | $				$ 350
Equity investment | $				$ 900
Globetrotters Resource Group Inc [Member]
Disclosure Of Investments [Line Items]
Acquired through a private placement, units | shares			1,000,000
Acquired through a private placement, amount | $			$ 500
Acquired through a private placement, per unit			$ 0.50
Rawhide Acquisition Holding, LLC [Member]
Disclosure Of Investments [Line Items]
Percentage of equity interest acquired	19.90%	19.90%
Payments for investments	$ 4,581	$ 3,519
Percentage of distribution taxable income	50.00%	50.00%
Non Brokered [Member] | Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Acquired through a private placement, units | shares			1,300,000
Acquired through a private placement, amount | $			$ 98
Acquired through a private placement, per unit			$ 0.075
Risk free interest rate, warrants							1.70%
Expected dividend as percentage, warrants							0.00%
Expected volatility, warrants							127.00%
Forfeiture rate, warrants							0.00%
Expected life, warrants							1 year 7 months 21 days
Until December 14, 2019 [Member] | Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Warrants exercise price					0.14
Until December 14, 2019 [Member] | Non Brokered [Member] | Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Warrants exercise price			0.14
From December 15, 2019 until December 14, 2020 [Member] | Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Warrants exercise price					0.17
From December 15, 2019 until December 14, 2020 [Member] | Non Brokered [Member] | Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Warrants exercise price			0.17
From December 15, 2020 until December 14, 2021 [Member] | Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Warrants exercise price					$ 0.20
From December 15, 2020 until December 14, 2021 [Member] | Non Brokered [Member] | Millrock Resources Inc [Member]
Disclosure Of Investments [Line Items]
Warrants exercise price			$ 0.20